Leases - The Company as Lessee - Schedule of company's lease expenses and sub-lease income (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Charter Hire Expenses [Member]
Lease expense for chartered-in contracts greater than 12 months				$ 318,606
Total charter hire expenses				318,606
General and Administrative Expense [Member]
Lease expense for office leases		$ 88,326	$ 97,726	90,121
Revenue [member]
Sub lease income from chartered-in contracts greater than 12 months	[1]			$ 860,227

[1]	The sub-lease income represents time charter revenue earned on the chartered-in contracts greater than 12 months.